Summary of Significant Accounting Policies (Policies)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 26, 2021	Dec. 31, 2020	Dec. 26, 2020
Use of Estimates in the Preparation of Financial Statements

Use of Estimates

The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates in the accompanying financial statements include the valuation of equity instruments recorded as warrant derivative liabilities.

Use of Estimates

The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Hman Group holdings Inc and subsidiaries
Use of Estimates in the Preparation of Financial Statements

Use of Estimates in the Preparation of Financial Statements:

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses for the reporting periods. Actual results may differ from these estimates.

The extent to which COVID-19 impacts the Company’s business and financial results will depend on numerous evolving factors including, but not limited to: the magnitude and duration of COVID-19, the extent to which it will impact worldwide macroeconomic conditions including interest rates, employment rates and health insurance coverage, the speed of the anticipated recovery, and governmental and business reactions to the pandemic. The Company assessed certain accounting matters that generally require consideration of forecasted financial information in context with the information reasonably available to the Company and the unknown future impacts of COVID-19 as of June 26, 2021 and through the date of this report. The accounting matters assessed included, but were not limited to the carrying value of the goodwill and other long-lived assets. While there was not a material impact to the Company’s consolidated financial statements as of and for the quarter ended June 26, 2021, the Company’s future assessment of the magnitude and duration of COVID-19, as well as other factors, could result in material impacts to the Company’s Consolidated Financial Statements in future reporting periods.

Use of Estimates in the Preparation of Financial Statements:

The preparation of Consolidated Financial Statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses for the reporting period. Actual results may differ from these estimates.

The extent to which COVID-19 impacts the Company's business and financial results will depend on numerous evolving factors including, but not limited to: the magnitude and duration of COVID-19, the extent to which it will impact worldwide macroeconomic conditions including interest rates, employment rates and health insurance coverage, the speed of the anticipated recovery, and governmental and business reactions to the pandemic. The Company assessed certain accounting matters that generally require consideration of forecasted financial information in context with the information reasonably available to the Company and the unknown future impacts COVID-19 as of December 26, 2020 and through the date of this report. The accounting matters assessed included, but were not limited to the carrying value of the goodwill and other long-lived assets. While there was not a material impact to the Company's Consolidated Financial Statements as of and for the year ended December 26, 2020, the Company's future assessment of the magnitude and duration of COVID-19, as well as other factors, could result in material impacts to the Company's Consolidated Financial Statements in future reporting periods.

Revenue Recognition

Revenue Recognition:

Revenue is recognized when control of goods or services is transferred to our customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. Sales and other taxes the Company collects concurrent with revenue-producing activities are excluded from revenue.

The Company offers a variety of sales incentives to its customers primarily in the form of discounts and rebates. Discounts are recognized in the consolidated financial statements at the date of the related sale. Rebates are based on the revenue to date and the contractual rebate percentage to be paid. A portion of the cost of the rebate is allocated to each underlying sales transaction. Discounts and rebates are included in the determination of net sales.

The Company also establishes reserves for customer returns and allowances. The reserve is established based on historical rates of returns and allowances. The reserve is adjusted quarterly based on actual experience. Returns and allowances are included in the determination of net sales.

The following table displays our disaggregated revenue by product category:

	Thirteen weeks ended June 26, 2021
	Hardware and	Robotics and Digital
	Protective Solutions	Solutions	Canada	Total Revenue
Fastening and Hardware	$201,208	$—	$45,826	$247,034
Personal Protective	61,921	—	178	62,099
Keys and Key Accessories	—	50,289	206	50,495
Engraving	—	16,004	25	16,029
Resharp	—	58	—	58
Consolidated	$263,129	$66,351	$46,235	$375,715

	Thirteen weeks ended June 27, 2020
	Hardware and	Robotics and Digital
	Protective Solutions	Solutions	Canada	Total Revenue
Fastening and Hardware	$190,572	$—	$34,726	$225,298
Personal Protective	78,927	—	66	78,993
Keys and Key Accessories	—	30,649	220	30,869
Engraving	—	11,542	1	11,543
Resharp	—	7	—	7
Consolidated	$269,499	$42,198	$35,013	$346,710

	Twenty-six weeks ended June 26, 2021
	Hardware and	Robotics and Digital
	Protective Solutions	Solutions	Canada	Total Revenue
Fastening and Hardware	$367,810	$—	$79,917	$447,727
Personal Protective	146,248	—	191	146,439
Keys and Key Accessories	—	92,383	567	92,950
Engraving	—	29,782	33	29,815
Resharp	—	65	—	65
Consolidated	$514,058	$122,230	$80,708	$716,996

	Twenty-six weeks ended June 27, 2020
	Hardware and	Robotics and Digital
	Protective Solutions	Solutions	Canada	Total Revenue
Fastening and Hardware	$340,956	$—	$60,047	$401,003
Personal Protective	141,720	—	66	141,786
Keys and Key Accessories	—	74,027	1,249	75,276
Engraving	—	24,461	3	24,464
Resharp	—	17	—	17
Consolidated	$482,676	$98,505	$61,365	$642,546

The following table disaggregates our revenue by geographic location:

	Thirteen weeks ended June 26, 2021
	Hardware and	Robotics and Digital
	Protective Solutions	Solutions	Canada	Total Revenue
United States	$257,742	$65,739	$—	$323,481
Canada	2,050	612	46,235	48,897
Mexico	3,337	—	—	3,337
Consolidated	$263,129	$66,351	$46,235	$375,715

	Thirteen weeks ended June 27, 2020
	Hardware and	Robotics and Digital
	Protective Solutions	Solutions	Canada	Total Revenue
United States	$265,702	$41,837	$—	$307,539
Canada	1,272	361	35,013	36,646
Mexico	2,525	—	—	2,525
Consolidated	$269,499	$42,198	$35,013	$346,710

	Twenty-six weeks ended June 26, 2021
	Hardware and	Robotics and Digital
	Protective Solutions	Solutions	Canada	Total Revenue
United States	$504,539	$121,039	$—	$625,578
Canada	3,279	1,191	80,708	85,178
Mexico	6,240	—	—	6,240
Consolidated	$514,058	$122,230	$80,708	$716,996

	Twenty-six weeks ended June 27, 2020
	Hardware and	Robotics and Digital
	Protective Solutions	Solutions	Canada	Total Revenue
United States	$475,376	$97,683	$—	$573,059
Canada	2,541	822	61,365	64,728
Mexico	4,759	—	—	4,759
Consolidated	$482,676	$98,505	$61,365	$642,546

Our revenue by geography is allocated based on the location of our sales operations. Our Hardware and Protective Solutions segment contains sales of Big Time personal protective equipment into Canada. Our Robotics and Digital Solutions segment contains sales of MinuteKey Canada.

Hardware and Protective Solutions revenues consist primarily of the delivery of fasteners, anchors, specialty fastening products, and personal protective equipment such as gloves and eye-wear as well as in-store merchandising services for the related product category.

Robotics and Digital Solutions revenues consist primarily of sales of keys and identification tags through self service key duplication and engraving kiosks. It also includes our associate-assisted key duplication systems and key accessories.

Canada revenues consist primarily of the delivery to Canadian customers of fasteners and related hardware items, threaded rod, keys, key duplicating systems, accessories, personal protective equipment, and identification items as well as in-store merchandising services for the related product category.

The Company’s performance obligations under its arrangements with customers are providing products, in-store merchandising services, and access to key duplicating and engraving equipment. Generally, the price of the merchandising services and the access to the key duplicating and engraving equipment is included in the price of the related products. Control of products is transferred at the point in time when the customer accepts the goods, which occurs upon delivery of the products. Judgment is required in determining the time at which to recognize revenue for the in-store services and the access to key duplicating and engraving equipment. Revenue is recognized for in-store service and access to key duplicating and engraving equipment as the related products are delivered, which approximates a time-based recognition pattern. Therefore, the entire amount of consideration related to the sale of products, in-store merchandising services, and access to key duplicating and engraving equipment is recognized upon the delivery of the products.

The costs to obtain a contract are insignificant, and generally contract terms do not extend beyond one year. Therefore, these costs are expensed as incurred. Freight and shipping costs and the cost of our in-store merchandising services teams are recognized in selling, general, and administrative expense when control over products is transferred to the customer.

Revenue Recognition:

Revenue is recognized when control of goods or services is transferred to our customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. Sales and other taxes the Company collects concurrent with revenue-producing activities are excluded from revenue.

The Company offers a variety of sales incentives to its customers primarily in the form of discounts and rebates. Discounts are recognized in the Consolidated Financial Statements at the date of the related sale. Rebates are based on the revenue to date and the contractual rebate percentage to be paid. A portion of the cost of the rebate is allocated to each underlying sales transaction. Discounts and rebate are included in the determination of net sales.

The Company also establishes reserves for customer returns and allowances. The reserve is established based on historical rates of returns and allowances. The reserve is adjusted quarterly based on actual experience. Discounts and allowances are included in the determination of net sales.

The following table disaggregates our revenue by product category:

	Hardware and	Robotics and		Total
	Protective Solutions	Digital Solutions	Canada	Revenue
Year Ended December 26, 2020
Fastening and Hardware	$706,865	$—	$131,493	$838,358
Personal Protective	317,527	—	239	317,766
Keys and Key Accessories	—	157,828	2,878	160,706
Engraving	—	51,423	6	51,429
Resharp	—	36	—	36
Consolidated	$1,024,392	$209,287	$134,616	$1,368,295
Year Ended December 28, 2019
Fastening and Hardware	$607,247	$—	$121,242	$728,489
Personal Protective	245,769	—	—	245,769
Keys and Key Accessories	—	185,451	4,009	189,460
Engraving	—	50,613	9	50,622
Resharp	—	22	—	22
Consolidated	$853,016	$236,086	$125,260	$1,214,362
Year Ended December 29, 2018
Fastening and Hardware	$581,269	$—	$137,186	$718,455
Personal Protective	55,448	—	—	55,448
Keys and Key Accessories	—	143,898	4,217	148,115
Engraving	—	52,145	12	52,157
Resharp	—	—	—	—
Consolidated	$636,717	$196,043	$141,415	$974,175

The following table disaggregates our revenue by geographic location:

	Hardware and	Robotics and		Total
	Protective Solutions	Digital Solutions	Canada	Revenue
Year Ended December 26, 2020
United States	$1,007,135	$207,283	$—	$1,214,418
Canada	7,789	2,004	134,616	144,409
Mexico	9,468	—	—	9,468
Consolidated	$1,024,392	$209,287	$134,616	$1,368,295
Year Ended December 28, 2019
United States	$835,957	$234,216	$—	$1,070,173
Canada	5,905	1,870	125,260	133,035
Mexico	11,154	—	—	11,154
Consolidated	$853,016	$236,086	$125,260	$1,214,362
Year Ended December 29, 2018
United States	$626,490	$195,538	$—	$822,028
Canada	1,944	505	141,415	143,864
Mexico	8,283	—	—	8,283
Consolidated	$636,717	$196,043	$141,415	$974,175

Our revenue by geography is allocated based on the location of our sales operations. Our Hardware and Protective Solutions segment contains sales of Big Time personal protective equipment into Canada. Our Robotics and Digital Solutions segment contains sales of MinuteKey Canada.

Hardware and Protective Solutions revenues consist primarily of the delivery of fasteners, anchors, specialty fastening products, and personal protective equipment such as gloves and eye-wear as well as in-store merchandising services for the related product category.

Robotics and Digital Solutions revenues consist primarily of sales of keys and identification tags through self service key duplication and engraving kiosks. It also includes our associate-assisted key duplication systems and key accessories.

Canada revenues consist primarily of the delivery to Canadian customers of fasteners and related hardware items, threaded rod, keys, key duplicating systems, accessories, personal protective equipment, and identification items as well as in-store merchandising services for the related product category.

The Company’s performance obligations under its arrangements with customers are providing products, in-store merchandising services, and access to key duplicating and engraving equipment. Generally, the price of the merchandising services and the access to the key duplicating and engraving equipment is included in the price of the related products. Control of products is transferred upon delivery of the products. Judgment is required in determining the time at which to recognize revenue for the in-store services and the access to key duplicating and engraving equipment. Revenue is recognized for in-store service and access to key duplicating and engraving equipment as the related products are delivered, which approximates a time-based recognition pattern. Therefore, the entire amount of consideration related to the sale of products, in-store merchandising services, and access to key duplicating and engraving equipment is recognized upon the delivery of the products.

The costs to obtain a contract are insignificant, and generally contract terms do not extend beyond one year. Therefore, these costs are expensed as incurred. Freight and shipping costs and the cost of our in-store merchandising services teams are recognized in selling, general, and administrative expense when control over products is transferred to the customer.

The Company used the practical expedient regarding the existence of a significant financing component as payments are due in less than one year after delivery of the products.